DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All China Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 49.3%
Communication Services - 11.6%
Autohome, Inc., ADR	152	$3,950
Baidu, Inc., Class A*	4,469	56,827
Bilibili, Inc., Class Z*	366	3,583
China Literature Ltd., 144A*	809	2,496
China Ruyi Holdings Ltd.*	10,742	2,113
China Tower Corp. Ltd., Class H, 144A	87,581	10,628
iQIYI, Inc., ADR*	926	3,417
Kanzhun Ltd., ADR	470	7,356
Kingsoft Corp. Ltd.	1,965	5,484
Kuaishou Technology, 144A*	4,649	26,426
NetEase, Inc.	3,823	86,043
Tencent Holdings Ltd.	13,076	462,991
Tencent Music Entertainment Group, ADR*	1,551	16,239

(Cost $936,148)		687,553

Consumer Discretionary - 17.2%
Alibaba Group Holding Ltd.	32,159	299,457
ANTA Sports Products Ltd.	2,509	24,597
Bosideng International Holdings Ltd.	6,935	3,499
Brilliance China Automotive Holdings Ltd.	3,114	1,810
BYD Co. Ltd., Class H	2,061	50,888
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	133	1,306
Chow Tai Fook Jewellery Group Ltd.	3,914	5,859
Dongfeng Motor Group Co. Ltd., Class H	5,026	2,151
East Buy Holding Ltd., 144A*	749	2,315
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,228	6,157
Geely Automobile Holdings Ltd.	11,929	13,043
Great Wall Motor Co. Ltd., Class H	4,769	5,397
Guangzhou Automobile Group Co. Ltd., Class H	6,438	2,788
H World Group Ltd., ADR	439	16,050
Haidilao International Holding Ltd., 144A	3,400	6,228
Haier Smart Home Co. Ltd., Class H	4,861	14,840
JD.com, Inc., Class A	4,650	52,892
Li Auto, Inc., Class A*	2,274	51,500
Li Ning Co. Ltd.	4,818	12,013
Meituan, Class B, 144A*	10,028	102,217
MINISO Group Holding Ltd., ADR	200	3,666
New Oriental Education & Technology Group, Inc.*	2,951	27,988
NIO, Inc., ADR*(a)	2,752	15,824
PDD Holdings, Inc., ADR*	1,181	147,082
Pop Mart International Group Ltd., 144A	880	2,201
Shenzhou International Group Holdings Ltd.	1,651	13,613
TAL Education Group, ADR*	917	13,507
Tongcheng Travel Holdings Ltd.*	2,610	6,588
Topsports International Holdings Ltd., 144A	4,063	2,761
TravelSky Technology Ltd., Class H	1,842	2,207
Trip.Com Group Ltd.*	1,085	49,449
Vipshop Holdings Ltd., ADR*	731	14,072
XPeng, Inc., Class A*	1,923	8,818
Yadea Group Holdings Ltd., 144A	2,300	3,608
Yum China Holdings, Inc.	823	35,298
Zhejiang Leapmotor Technology Co. Ltd., 144A*	785	2,747
Zhongsheng Group Holdings Ltd.	1,304	2,392

(Cost $1,713,370)		1,026,828

Consumer Staples - 1.6%
Alibaba Health Information Technology Ltd.*	9,807	4,309
Anhui Gujing Distillery Co. Ltd., Class B	155	2,194
China Feihe Ltd., 144A	7,800	3,886
China Mengniu Dairy Co. Ltd.*	6,215	15,623
China Resources Beer Holdings Co. Ltd.	3,209	13,916
Hengan International Group Co. Ltd.	1,263	3,904
JD Health International, Inc., 144A*	2,197	8,363
Nongfu Spring Co. Ltd., Class H, 144A	3,850	21,835
Smoore International Holdings Ltd., 144A	3,823	2,671
Tingyi Cayman Islands Holding Corp.	3,896	4,345
Tsingtao Brewery Co. Ltd., Class H	1,229	7,888
Vinda International Holdings Ltd.	594	1,764
Want Want China Holdings Ltd.	9,104	5,024

(Cost $157,156)		95,722

Energy - 1.8%
China Coal Energy Co. Ltd., Class H	4,365	4,711
China Oilfield Services Ltd., Class H	3,578	3,153
China Petroleum & Chemical Corp., Class H	48,894	27,043
China Shenhua Energy Co. Ltd., Class H	6,692	25,857
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,000	1,893
PetroChina Co. Ltd., Class H	41,684	32,852
Yankuang Energy Group Co. Ltd., Class H	4,504	10,402

(Cost $78,524)		105,911

Financials - 8.2%
Agricultural Bank of China Ltd., Class H	54,957	22,604
Bank of China Ltd., Class H	157,393	61,921
Bank of Communications Co. Ltd., Class H	17,815	11,696
China Cinda Asset Management Co. Ltd., Class H	18,763	1,797
China CITIC Bank Corp. Ltd., Class H	17,414	9,276
China Construction Bank Corp., Class H	189,991	118,429
China Everbright Bank Co. Ltd., Class H	6,519	2,040

China Galaxy Securities Co. Ltd., Class H	6,936	3,650
China International Capital Corp. Ltd., Class H, 144A	3,013	3,783
China Life Insurance Co. Ltd., Class H	14,782	18,221
China Merchants Bank Co. Ltd., Class H	7,709	30,082
China Minsheng Banking Corp. Ltd., Class H	12,739	4,491
China Pacific Insurance Group Co. Ltd., Class H	5,215	9,952
China Taiping Insurance Holdings Co. Ltd.	2,593	2,262
CITIC Securities Co. Ltd., Class H	3,772	6,996
Far East Horizon Ltd.	2,663	2,140
GF Securities Co. Ltd., Class H	2,017	2,174
Haitong Securities Co. Ltd., Class H	5,113	2,541
Huatai Securities Co. Ltd., Class H, 144A	2,465	2,916
Industrial & Commercial Bank of China Ltd., Class H	128,605	66,366
New China Life Insurance Co. Ltd., Class H	1,692	3,259
People’s Insurance Co. Group of China Ltd., Class H	18,269	6,091
PICC Property & Casualty Co. Ltd., Class H	13,775	18,862
Ping An Insurance Group Co. of China Ltd., Class H	13,242	59,370
Postal Savings Bank of China Co. Ltd., Class H, 144A	15,388	8,118
Qifu Technology, Inc., ADR	284	4,388
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	1,509	2,390

(Cost $697,140)		485,815

Health Care - 2.2%
Akeso, Inc., 144A*	1,000	6,016
BeiGene Ltd.*	1,373	18,590
China Medical System Holdings Ltd.	2,664	4,376
China Resources Pharmaceutical Group Ltd., 144A	3,500	2,369
CSPC Pharmaceutical Group Ltd.	17,734	13,863
Genscript Biotech Corp.*	2,304	4,656
Hansoh Pharmaceutical Group Co. Ltd., 144A	2,347	4,137
Hygeia Healthcare Holdings Co. Ltd., 144A	738	2,776
Innovent Biologics, Inc., 144A*	2,200	11,901
Legend Biotech Corp., ADR*	148	9,644
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,899	3,185
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	981	1,774
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,680	2,704
Sino Biopharmaceutical Ltd.	21,063	8,421
Sinopharm Group Co. Ltd., Class H	2,651	7,433
WuXi AppTec Co. Ltd., Class H, 144A	717	4,460
Wuxi Biologics Cayman, Inc., 144A*	7,621	18,535
Zai Lab Ltd.*	1,800	3,918

(Cost $150,393)		128,758

Industrials - 1.7%
Air China Ltd., Class H*	3,754	2,014
AviChina Industry & Technology Co. Ltd., Class H	4,360	1,788
BOC Aviation Ltd., 144A	455	3,353
China Communications Services Corp. Ltd., Class H	4,018	1,709
China Merchants Port Holdings Co. Ltd.	2,816	3,493
China Railway Group Ltd., Class H	8,835	4,311
China State Construction International Holdings Ltd.	3,981	4,439
CITIC Ltd.	11,906	12,029
COSCO SHIPPING Holdings Co. Ltd., Class H	5,950	6,414
COSCO SHIPPING Ports Ltd.	2,243	1,338
CRRC Corp. Ltd., Class H	9,486	4,895
Fosun International Ltd.	5,472	3,159
Haitian International Holdings Ltd.	1,409	3,571
JD Logistics, Inc., 144A*	4,049	4,019
Jiangsu Expressway Co. Ltd., Class H	2,095	2,154
Orient Overseas International Ltd.	281	4,368
Sany Heavy Equipment International Holdings Co. Ltd.	2,284	1,774
Sinotruk Hong Kong Ltd.	1,414	3,739
Weichai Power Co. Ltd., Class H	3,839	7,552
Zhejiang Expressway Co. Ltd., Class H	3,430	2,620
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,035	3,041
ZTO Express Cayman, Inc., ADR	896	17,194

(Cost $126,563)		98,974

Information Technology - 1.9%
AAC Technologies Holdings, Inc.	1,421	3,532
BYD Electronic International Co. Ltd.	1,447	5,471
Flat Glass Group Co. Ltd., Class H	789	1,459
GCL Technology Holdings Ltd.	41,641	5,798
Hua Hong Semiconductor Ltd., 144A*	1,150	2,468
Kingboard Holdings Ltd.	1,426	2,802
Kingdee International Software Group Co. Ltd.*	5,695	6,154
Lenovo Group Ltd.	14,456	16,009
Sunny Optical Technology Group Co. Ltd.	1,409	9,143
Xiaomi Corp., Class B, 144A*	30,303	51,171
Xinyi Solar Holdings Ltd.	9,482	5,765
ZTE Corp., Class H	1,608	3,627

(Cost $113,076)		113,399

Aluminum Corp. of China Ltd., Class H	7,792	3,902
Anhui Conch Cement Co. Ltd., Class H	2,367	5,176
China Hongqiao Group Ltd.	5,013	3,900
China National Building Material Co. Ltd., Class H	8,296	3,126
CMOC Group Ltd., Class H	7,624	4,713
Ganfeng Lithium Group Co. Ltd., Class H, 144A	773	2,567
Jiangxi Copper Co. Ltd., Class H	2,428	3,616
Shandong Gold Mining Co. Ltd., Class H, 144A	1,287	2,045
Zhaojin Mining Industry Co. Ltd., Class H	2,578	2,684
Zijin Mining Group Co. Ltd., Class H	10,827	17,508

(Cost $48,057)		49,237

Real Estate - 1.2%
C&D International Investment Group Ltd.	1,343	2,186
China Overseas Land & Investment Ltd.	7,627	11,340
China Overseas Property Holdings Ltd.	2,910	2,461
China Resources Land Ltd.	6,358	19,572
China Resources Mixc Lifestyle Services Ltd., 144A	1,327	4,017
China Vanke Co. Ltd., Class H	4,330	3,352
Country Garden Holdings Co. Ltd.*	22,721	1,857
Country Garden Services Holdings Co. Ltd.	4,386	3,356
KE Holdings, Inc., ADR	1,346	18,292
Longfor Group Holdings Ltd., 144A	4,014	5,066
Yuexiu Property Co. Ltd.	3,048	2,036

(Cost $180,335)		73,535

Utilities - 1.1%
Beijing Enterprises Holdings Ltd.	1,104	4,160
Beijing Enterprises Water Group Ltd.	7,824	1,839
CGN Power Co. Ltd., Class H, 144A	20,465	6,221
China Gas Holdings Ltd.	5,594	5,123
China Longyuan Power Group Corp. Ltd., Class H	6,599	4,670
China Power International Development Ltd.	9,776	3,958
China Resources Gas Group Ltd.	1,829	5,537
China Resources Power Holdings Co. Ltd.	3,785	8,171
ENN Energy Holdings Ltd.	1,618	13,299
Guangdong Investment Ltd.	5,812	3,460
Huaneng Power International, Inc., Class H*	7,773	4,369
Kunlun Energy Co. Ltd.	7,698	6,578

(Cost $90,794)		67,385

TOTAL COMMON STOCKS (Cost $4,291,556)		2,933,117

EXCHANGE-TRADED FUNDS - 50.0%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(b)	8,515	224,882
Xtrackers MSCI China A Inclusion Equity ETF(b)	150,901	2,754,713

(Cost $4,515,191)		2,979,595

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(c)(d)
(Cost $14,237)	14,237	14,237

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)
(Cost $6,144)	6,144	6,144

TOTAL INVESTMENTS - 99.6%
(Cost $8,827,128)		$5,933,093
Other assets and liabilities, net - 0.4%		23,959

NET ASSETS - 100.0%		$5,957,052

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
EXCHANGE-TRADED FUNDS — 50.0%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(b)
269,023	3,009	(10,191)	(3,539)	(33,420)	1,564	—	8,515	224,882
Xtrackers MSCI China A Inclusion Equity ETF(b)
3,174,271	37,739	(84,498)	(62,930)	(309,869)	68,099	—	150,901	2,754,713
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(c)(d)
32,169	—	(17,932)(e)	—	—	96	—	14,237	14,237
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)
25,239	207,391	(226,486)	—	—	205	—	6,144	6,144

3,500,702	248,139	(339,107)	(66,469)	(343,289)	69,964	—	179,797	2,999,976

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $13,445, which is 0.2% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,933,117	$—	$—	$2,933,117
Exchange-Traded Funds	2,979,595	—	—	2,979,595
Short-Term Investments(a)	20,381	—	—	20,381

TOTAL	$5,933,093	$—	$—	$5,933,093

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CN-PH3

R-089711-1 (5/24) DBX005195 (5/24)